Average Annual Total Returns	Prospectus #1 Calvert High Yield Bond Fund ICE BofA U.S. High Yield Index One Year	Prospectus #1 Calvert High Yield Bond Fund ICE BofA U.S. High Yield Index Five Years	Prospectus #1 Calvert High Yield Bond Fund ICE BofA U.S. High Yield Index Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class A One Year	Prospectus #1 Calvert High Yield Bond Fund Class A Five Years	Prospectus #1 Calvert High Yield Bond Fund Class A Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class C One Year	Prospectus #1 Calvert High Yield Bond Fund Class C Five Years	Prospectus #1 Calvert High Yield Bond Fund Class C Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class I One Year	Prospectus #1 Calvert High Yield Bond Fund Class I Five Years	Prospectus #1 Calvert High Yield Bond Fund Class I Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 One Year	Prospectus #1 Calvert High Yield Bond Fund Class R6 Five Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 Inception Date	Prospectus #1 Calvert Income Fund Bloomberg U.S. Credit Index One Year	Prospectus #1 Calvert Income Fund Bloomberg U.S. Credit Index Five Years	Prospectus #1 Calvert Income Fund Bloomberg U.S. Credit Index Ten Years	Prospectus #1 Calvert Income Fund Class A One Year	Prospectus #1 Calvert Income Fund Class A Five Years	Prospectus #1 Calvert Income Fund Class A Ten Years	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Income Fund Class C One Year	Prospectus #1 Calvert Income Fund Class C Five Years	Prospectus #1 Calvert Income Fund Class C Ten Years	Prospectus #1 Calvert Income Fund Class I One Year	Prospectus #1 Calvert Income Fund Class I Five Years	Prospectus #1 Calvert Income Fund Class I Ten Years	Prospectus #1 Calvert Core Bond Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #1 Calvert Core Bond Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #1 Calvert Core Bond Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #1 Calvert Core Bond Fund Class A One Year	Prospectus #1 Calvert Core Bond Fund Class A Five Years	Prospectus #1 Calvert Core Bond Fund Class A Ten Years	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Core Bond Fund Class I One Year	Prospectus #1 Calvert Core Bond Fund Class I Five Years	Prospectus #1 Calvert Core Bond Fund Class I Ten Years	Prospectus #1 Calvert Core Bond Fund Class I Inception Date	Prospectus #1 Calvert Short Duration Income Fund Bloomberg 1-5 Year U.S. Credit Index One Year	Prospectus #1 Calvert Short Duration Income Fund Bloomberg 1-5 Year U.S. Credit Index Five Years	Prospectus #1 Calvert Short Duration Income Fund Bloomberg 1-5 Year U.S. Credit Index Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class A One Year	Prospectus #1 Calvert Short Duration Income Fund Class A Five Years	Prospectus #1 Calvert Short Duration Income Fund Class A Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class C One Year	Prospectus #1 Calvert Short Duration Income Fund Class C Five Years	Prospectus #1 Calvert Short Duration Income Fund Class C Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class I One Year	Prospectus #1 Calvert Short Duration Income Fund Class I Five Years	Prospectus #1 Calvert Short Duration Income Fund Class I Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 One Year	Prospectus #1 Calvert Short Duration Income Fund Class R6 Five Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 Inception Date	Prospectus #2 Calvert Ultra-Short Duration Income Fund Bloomberg 9-12 Months Short Treasury Index One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Bloomberg 9-12 Months Short Treasury Index Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Bloomberg 9-12 Months Short Treasury Index Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I Inception Date	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 Inception Date
Total	5.36%	6.09%	6.72%	(0.48%)	3.89%	4.94%	(2.07%)	1.98%	2.69%	(0.30%)	2.10%	2.77%	1.63%	3.90%	4.44%	3.64%	4.97%	5.68%	3.71%	5.02%	5.71%	Feb. 01, 2019	(1.08%)	5.05%	4.44%	(2.10%)	4.59%	3.97%	(3.16%)	3.26%	2.67%	(1.25%)	2.99%	2.51%	(0.05%)	4.61%	3.61%	1.90%	5.71%	4.82%	(1.54%)	3.57%	2.90%	(5.96%)	6.06%	5.31%	(7.38%)	4.50%	3.44%	(2.73%)	4.20%	3.39%	(2.09%)	7.20%	5.99%	Jan. 31, 2015	(0.55%)	2.89%	2.67%	(1.87%)	2.17%	2.20%	(2.69%)	1.19%	1.29%	(1.04%)	1.24%	1.29%	(0.87%)	1.97%	1.72%	1.13%	3.03%	2.90%	1.19%	3.06%	2.92%	Feb. 01, 2019	none	1.43%	0.88%	0.43%	1.38%	1.29%	0.17%	0.74%	0.78%	0.26%	0.78%	0.77%	0.68%	1.66%	1.52%	Jan. 31, 2014	0.73%	1.67%	1.53%	Oct. 03, 2017